IMPORTANT INFORMATION REGARDING
THE FEDERATED HERMES FUNDS

SUPPLEMENT TO CURRENT STATEMENTS OF ADDITIONAL INFORMATION
Effective July 1, 2024, please delete the disclosure in the “VOTING PROXIES ON FUND PORTFOLIO SECURITIES” section under the sub-section “Proxy Voting Report” in its entirety and replace it with the following:
“Proxy Voting Report
A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available (i) without charge, upon request, by calling the Fund at 1-800-341-7400, Option #4; and (ii) on the SEC’s website at sec.gov.”
The Federated Hermes Funds include all of the following registrants (including any of their portfolios and/or share classes):
FEDERATED HERMES ADVISER SERIES
Federated Hermes Emerging Markets Equity Fund
Federated Hermes Conservative Microshort Fund
Federated Hermes Conservative Municipal Microshort Fund
Federated Hermes Global Equity Fund
Federated Hermes International Equity Fund
Federated Hermes International Growth Fund
Federated Hermes MDT Large Cap Value Fund
Federated Hermes MDT Market Neutral Fund
Federated Hermes SDG Engagement Equity Fund
Federated Hermes SDG Engagement High Yield Credit Fund
Federated Hermes U.S. SMID Fund
FEDERATED HERMES ADJUSTABLE RATE SECURITIES TRUST
Federated Hermes Adjustable Rate Fund
FEDERATED HERMES CORE TRUST
Bank Loan Core Fund
Emerging Markets Core Fund
High Yield Bond Core Fund
Mortgage Core Fund
FEDERATED HERMES EQUITY FUNDS
Federated Hermes Clover Small Value Fund
Federated Hermes International Strategic Value Dividend Fund
Federated Hermes Kaufmann Fund
Federated Hermes Kaufmann Large Cap Fund
Federated Hermes Kaufmann Small Cap Fund
Federated Hermes MDT Mid Cap Growth Fund
Federated Hermes Prudent Bear Fund
Federated Hermes Strategic Value Dividend Fund
FEDERATED HERMES EQUITY INCOME FUND, INC.
FEDERATED HERMES GLOBAL ALLOCATION FUND
Federated Hermes Government Income Trust
Federated Hermes Government Income Fund
Federated Hermes ETF Trust
Federated Hermes Total Return Bond ETF
Federated Hermes U.S. Strategic Dividend ETF

Federated Hermes Short-Intermediate Government Trust
Federated Hermes Short-Intermediate Government Fund
Federated Hermes Index Trust
Federated Hermes Max-Cap Index Fund
Federated Hermes Mid-Cap Index Fund
Federated Hermes Institutional Trust
Federated Hermes Government Ultrashort Fund
Federated Hermes Institutional High Yield Bond Fund
Federated Hermes Short-Intermediate Total Return Bond Fund
Federated Hermes International Series, Inc.
Federated Hermes Global Total Return Bond Fund
Federated Hermes Income Securities Trust
Federated Hermes Capital Income Fund
Federated Hermes Inflation Protected Securities Fund
Federated Hermes Muni and Stock Advantage Fund
Federated Hermes Managed Pool Series
Federated Hermes International Dividend Strategy Portfolio
Federated Hermes International Bond Strategy Portfolio
Federated Hermes Corporate Bond Strategy Portfolio
Federated Hermes High Yield Strategy Portfolio
Federated Hermes Mortgage Strategy Portfolio
Federated Hermes Short-Intermediate Duration Municipal Trust
Federated Hermes Short-Intermediate Municipal Fund
Federated Hermes Total Return Series, Inc.
Federated Hermes Core Bond Fund
Federated Hermes Total Return Bond Fund
Federated Hermes Ultrashort Bond Fund
Federated Hermes Fixed Income Securities, Inc.
Federated Hermes Municipal Ultrashort Fund
Federated Hermes Strategic Income Fund
Federated Hermes Intermediate Municipal Trust
Federated Hermes Intermediate Municipal Fund
Federated Hermes Investment Series Funds, Inc.
Federated Hermes Corporate Bond Fund
Federated Hermes MDT Series
Federated Hermes MDT All Cap Core Fund
Federated Hermes MDT Balanced Fund
Federated Hermes MDT Large Cap Growth Fund
Federated Hermes MDT Small Cap Core Fund
Federated Hermes MDT Small Cap Growth Fund

Federated Hermes Money Market Obligations Trust
Federated Hermes California Municipal Cash Trust
Federated Hermes Capital Reserves Fund
Federated Hermes Government Reserves Fund
Federated Hermes Institutional Tax-Free Cash Trust
Federated Hermes Government Obligations Fund
Federated Hermes Government Obligations Tax-Managed Fund
Federated Hermes Institutional Money Market Management
Federated Hermes Municipal Obligations Fund
Federated Hermes New York Municipal Cash Trust
Federated Hermes Prime Cash Obligations Fund
Federated Hermes Institutional Prime Obligations Fund
Federated Hermes Institutional Prime Value Obligations Fund
Federated Hermes Tax-Free Obligations Fund
Federated Hermes Treasury Obligations Fund
Federated Hermes Trust for U.S. Treasury Obligations
Federated Hermes Municipal Securities Income Trust
Federated Hermes Municipal High Yield Advantage Fund
Federated Hermes Ohio Municipal Income Fund
Federated Hermes Pennsylvania Municipal Income Fund
Federated Hermes World Investment Series, Inc.
Federated Hermes Emerging Market Debt Fund
Federated Hermes International Leaders Fund
Federated Hermes International Small-Mid Company Fund
June 21, 2024

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q456802 (6/24)
© 2024 Federated Hermes, Inc.